Subsequent events (Detail) - TRY (₺) ₺ in Thousands						12 Months Ended
	Mar. 07, 2022	Feb. 07, 2022	Jan. 07, 2022	Dec. 20, 2021	Jul. 06, 2021	Dec. 31, 2021	Apr. 14, 2022	Mar. 31, 2022	Mar. 11, 2022	Jan. 26, 2022	Nov. 17, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Lease certificate issuance limit					₺ 600,000
Issuance of lease certificate											₺ 100,000
Shareholding percentage						100.00%						100.00%
Issued capital						₺ 2,200,000						₺ 2,200,000
Ukraine [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of net sales						8.00%
Percentage of non-current assets						16.00%
Turkcell Odeme [member]
Disclosure of non-adjusting events after reporting period [line items]
Lease certificate issuance limit				₺ 200,000
Capital advance payments to associate | TOGG
Disclosure of non-adjusting events after reporting period [line items]
Advances made	₺ 57,500	₺ 57,500	₺ 67,275
Issuance of management agreement based lease certificates | Halk Varlik Kiralama AS [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of lease certificate										₺ 100,000
Incorporation of subsidiary | Dijital Egitim Teknolojileri A.S. [member]
Disclosure of non-adjusting events after reporting period [line items]
Issued capital									₺ 100
Incorporation of subsidiary | Dijital Egitim Teknolojileri A.S. [member] | Turkcell Dijital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholding percentage									51.00%
Incorporation of subsidiary | Dijital Egitim Teknolojileri A.S. [member] | Sahinkaya Ozel Egitim Kurumlar A.S. [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholding percentage									49.00%
Situation in Ukraine | Ukraine [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of base stations temporarily down							10.00%
Percentage of stores open								60.00%